Other liabilities and provisions	9 Months Ended
Sep. 30, 2019
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	9/30/2019	12/31/2018
	(€ in thousands)
Liabilities from VAT	71	24
Employee bonus	191	413
Accruals for vacation and overtime	298	210
Accruals for licenses	70	69
Liabilities from payroll	303	298
Accruals for commissions	57	47
Accruals for compensation of Supervisory board	130	180
Accrual for warranty	155	240
Others	613	387
Total	1,888	1,868